Common Stock Options (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Options Outstanding
Options outstanding - beginning balance	185,000	80,000
Options granted		105,000
Options oustanding - ending balance	185,000	185,000
Options exercisable	85,000	85,000
Weighted average exercise price
Options outstanding - beginning balance	$ 0.83	$ 0.70
Options granted		$ 0.93
Options outstanding - ending balance	$ 0.83	$ 0.83
Options exercisable	$ 0.72	$ 0.72
Weighted average remaining contracted term
Warrants outstanding - beginning balance	9 years 1 month 13 days	8 years 9 months
Options granted		9 years 4 months 28 days
Warrants outstanding - ending balance	8 years 10 months 13 days	9 years 1 month 13 days
Warrants exercisable	8 years 11 months 16 days	8 years 11 months 19 days
Aggregate intrinsic value
Options outstanding - beginning balance	$ 9,300	$ 24,800
Options granted	0	1,500
Options outstanding - ending balance	110,800	9,300
Options exercisable	$ 22,500	$ 7,850